Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
March 31, 2023
VIPCAP-NPRT1-0523
1.814640.118
Common Stocks - 98.7%
	Shares	Value ($)
Canada - 10.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	185,032	9,302,941
Canadian National Railway Co.	77,305	9,121,590
Canadian Pacific Railway Ltd.	119,067	9,168,555
Constellation Software, Inc.	5,555	10,443,770
GFL Environmental, Inc.	147,800	5,096,175
Thomson Reuters Corp.	72,907	9,485,732
Waste Connections, Inc. (Canada)	62,104	8,643,553
TOTAL CANADA		61,262,316
Chile - 1.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	80,400	6,517,224
Denmark - 4.4%
DSV A/S	51,475	9,940,036
Novo Nordisk A/S Series B	94,174	14,956,845
TOTAL DENMARK		24,896,881
France - 16.9%
Air Liquide SA	59,475	9,955,445
Capgemini SA	45,356	8,398,950
Dassault Systemes SA	222,566	9,181,081
Hermes International SCA	5,202	10,515,885
L'Oreal SA	27,219	12,162,612
LVMH Moet Hennessy Louis Vuitton SE	18,004	16,526,026
Pernod Ricard SA	44,670	10,110,391
Safran SA	53,100	7,860,747
Schneider Electric SA	61,199	10,227,817
TOTAL FRANCE		94,938,954
Germany - 1.9%
Infineon Technologies AG	255,310	10,484,358
India - 6.1%
HCL Technologies Ltd.	631,354	8,383,378
HDFC Bank Ltd. (a)	440,058	8,657,275
ICICI Bank Ltd.	887,704	9,488,420
ITC Ltd.	1,586,411	7,424,217
TOTAL INDIA		33,953,290
Indonesia - 1.6%
PT Bank Central Asia Tbk	15,613,489	9,134,580
Ireland - 4.5%
CRH PLC	161,400	8,153,973
Kingspan Group PLC (Ireland)	125,967	8,611,971
Linde PLC	24,552	8,726,763
TOTAL IRELAND		25,492,707
Japan - 6.9%
Hoya Corp.	86,842	9,597,112
Keyence Corp.	22,397	10,976,966
Shin-Etsu Chemical Co. Ltd.	280,000	9,089,093
Tokyo Electron Ltd.	76,146	9,302,459
TOTAL JAPAN		38,965,630
Korea (South) - 2.8%
LG Chemical Ltd.	13,862	7,585,136
Samsung SDI Co. Ltd.	13,790	7,804,660
TOTAL KOREA (SOUTH)		15,389,796
Netherlands - 9.6%
ASM International NV (Netherlands)	25,977	10,477,188
ASML Holding NV (Netherlands)	22,076	15,043,650
Ferrari NV (Italy)	37,256	10,072,750
NXP Semiconductors NV	44,553	8,308,021
Wolters Kluwer NV	77,375	9,763,299
TOTAL NETHERLANDS		53,664,908
Sweden - 1.6%
Atlas Copco AB (A Shares)	711,625	9,015,111
Switzerland - 3.9%
Compagnie Financiere Richemont SA Series A	74,593	11,961,447
Sika AG	35,466	9,903,889
TOTAL SWITZERLAND		21,865,336
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	993,267	17,356,748
United Kingdom - 10.9%
Ashtead Group PLC	126,195	7,718,324
AstraZeneca PLC (United Kingdom)	96,441	13,362,320
Compass Group PLC	389,844	9,797,388
Diageo PLC	240,035	10,712,685
RELX PLC (London Stock Exchange)	310,624	10,060,158
Rentokil Initial PLC	1,321,505	9,658,281
TOTAL UNITED KINGDOM		61,309,156
United States of America - 12.4%
Marsh & McLennan Companies, Inc.	50,893	8,476,229
MasterCard, Inc. Class A	22,565	8,200,347
MercadoLibre, Inc. (a)	7,411	9,768,143
Moody's Corp.	27,950	8,553,259
NICE Ltd. sponsored ADR (a)	40,014	9,158,804
S&P Global, Inc.	23,843	8,220,351
SolarEdge Technologies, Inc. (a)	29,282	8,900,264
Thermo Fisher Scientific, Inc.	14,480	8,345,838
TOTAL UNITED STATES OF AMERICA		69,623,235
TOTAL COMMON STOCKS (Cost $430,894,248)		553,870,230

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $5,213,174)	5,212,132	5,213,174

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $436,107,422)	559,083,404
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,360,098
NET ASSETS - 100.0%	561,443,502

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	8,089,359	47,020,872	49,897,057	54,452	-	-	5,213,174	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	9,801,291	9,801,291	547	-	-	-	0.0%
Total	8,089,359	56,822,163	59,698,348	54,999	-	-	5,213,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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